Statement of Additional Information (SAI) Supplement – September 3, 2013*

Fund	SAI dated
Columbia Variable Portfolio – Seligman Global Technology Fund	May 1, 2013

Benjamin Lu is no longer a portfolio manager of the above mentioned fund. Accordingly, all references to Mr. Lu in the SAI are hereby removed.

Shareholders should retain this supplement for future reference.

*	Valid until next update.

S-6466-208 A (9/13)